Supplement Dated July 29, 2008 to your Prospectus Dated May 1, 2008

Hartford Small Company Fund – Class A – Reopening –Effective immediately the following fund is reopened to all business.

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Small Company Fund – Class A	Growth of Capital	Hartford Investment Financial Services, LLC Sub-Advised by Wellington Management Company, LLP and Hartford Investment Management Company

This Supplement Should Be Retained With The Prospectus For Future Reference.